Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Trading Symbol	TDCP
Entity Registrant Name	3DICON CORP
Entity Central Index Key	0001375195
Entity Filer Category	Smaller Reporting Company

BALANCE SHEETS (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 81,286	$ 17,666	$ 367,101
Prepaid expenses	51,510	35,435	21,771
Accounts receivable	40,816	17,000	7,092
Total current assets	173,612	70,101	395,964
Net property and equipment	8,427	9,809	15,709
Deposits-other	2,315	2,315	2,315
Total Assets	184,354	82,225	413,988
Current liabilities:
Current maturities of convertible debentures payable			403,445
Warrant exercise advances	200,001	16,542
Accounts payable	695,020	698,131	203,590
Accrued salaries	17,987	13,189	501,362
Accrued interest on debentures	1,464	1,799	41,174
Total current liabilities	914,472	729,661	1,149,571
Convertible debentures payable	111,781	113,444
Promissory notes, 5%, due 2013			400,878
Accrued interest due 2013			4,120
Long term debt	111,781	113,444	404,998
Total Liabilities	1,026,253	843,105	1,554,569
Common stock subject to put rights and call rights value	485,649	485,649	485,649
Stockholders' deficiency:
Common stock value	6,790	230,501	151,508
Additional paid-in capital	15,464,489	14,944,090	12,322,913
Deficit accumulated during development stage	(16,798,827)	(16,421,120)	(14,100,651)
Total Stockholders' Deficiency	(1,327,548)	(1,246,529)	(1,626,230)
Total Liabilities and Stockholders' Deficiency	$ 184,354	$ 82,225	$ 413,988

BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock subject to put rights and call rights, shares	1,685,714	59,000,000	59,000,000
Common stock, par	$ 0.0002	$ 0.0002	$ 0.0002
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	33,949,163	1,152,502,875	757,539,307
Common stock, shares outstanding	33,949,163	1,152,502,875	757,539,307

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		132 Months Ended	135 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
Income:
Grant income	$ 52,649	$ 30,000	$ 86,323	$ 96,362	$ 217,824	$ 270,473
Sales		3,000	3,000	9,697	40,797	40,797
License fee					25,000	25,000
Total income	52,649	33,000	89,323	106,059	283,621	336,270
Expenses:
Research and development	133,481	65,003	942,240	469,408	4,158,240	4,291,721
General and administrative	294,994	296,252	1,430,365	1,084,419	12,111,659	12,406,653
Interest	1,881	28,353	37,187	75,969	434,842	436,723
Total expenses	430,356	389,608	2,409,792	1,629,796	16,704,741	17,135,097
Net loss	$ (377,707)	$ (356,608)	$ (2,320,469)	$ (1,523,737)	$ (16,421,120)	$ (16,798,827)
Loss per share:
Basic and diluted	$ (0.0107)	$ (0.014)	$ (0.002)	$ (0.003)
Weighted average shares outstanding, Basic and diluted	35,409,004	25,418,470	1,086,576,438	532,386,253

STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		132 Months Ended	135 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
Cash Flows from Operating Activities
Net loss	$ (377,707)	$ (356,608)	$ (2,320,469)	$ (1,523,737)	$ (16,421,120)	$ (16,798,827)
Adjustments to reconcile net loss to net cash used in operating activities:
Options issued for services	34,840		285,600	418,112	2,632,578	2,667,418
Stock issued for services	42,100	38,473	355,205	232,886	2,237,995	2,280,095
Stock issued for interest		17,842	42,952	17,061	141,672	141,672
Book value of assets retired			668		6,529	6,529
Amortization of debt issuance costs				16,706	170,414	170,414
Depreciation	1,382	1,542	6,230	6,165	27,191	28,573
Impairment of assets					292,202	292,202
Change in:
Prepaid expenses			(13,664)	(10,467)	(286,150)
Impairment of assets					292,202	292,202
Accounts receivable	(23,816)	(22,908)	(9,908)	(7,092)	(17,000)	(40,816)
Prepaid expenses and other assets	(16,075)	2,521				(302,226)
Accounts payable and accrued liabilities	38,116	52,807	534,949	339,231	2,478,828	2,516,944
Net cash used in operating activities	(301,160)	(266,331)	(1,118,437)	(511,135)	(8,736,861)	(9,038,022)
Cash Flows from Investing Activities
Purchase of office furniture and equipment			(998)	(3,250)	(43,529)	(43,529)
Net cash used in investing activities			(998)	(3,250)	(43,529)	(43,529)
Cash Flows from Financing Activities
Proceeds from stock and warrant sales, exercise of warrants and warrant exercise advances	364,780	750,000	770,000	479,490	4,488,455	4,853,236
Proceeds from issuance of debentures and notes				400,878	4,309,591	4,309,591
Net cash provided by financing activities	364,780	750,000	770,000	880,368	8,798,046	9,162,827
Net increase (decrease) in cash	63,620	483,669	(349,435)	365,983	17,656	81,276
Cash, beginning of period	17,666	367,101	367,101	1,118	10	10
Cash, end of period	81,286	850,770	17,666	367,101	17,666	81,286
Non-Cash Investing and Financing Activities
Conversion of debentures to common stock (net)	1,663	375,400	703,546	279,191	4,257,681	4,259,344
Cash paid for interest		31,581	10,493	33,885	301,727	301,727
Stock issued to satisfy payables	36,764	540,277	556,027	700,063	1,987,253	2,024,017
Debenture issued to satisfy payable				25,206	125,909	125,909
Stock issued subject to put rights and call right to satisfy payables				$ 485,649	$ 485,649	$ 485,649

STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIENCY (USD $)	3 Months Ended	12 Months Ended											3 Months Ended	12 Months Ended																									3 Months Ended	12 Months Ended								3 Months Ended	12 Months Ended											3 Months Ended	12 Months Ended																						3 Months Ended	12 Months Ended								3 Months Ended	12 Months Ended											3 Months Ended	12 Months Ended																									3 Months Ended	12 Months Ended								3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Mar. 31, 2012 Stock issued for services	Dec. 31, 2011 Stock issued for services	Dec. 31, 2010 Stock issued for services	Dec. 31, 2009 Stock issued for services	Dec. 31, 2008 Stock issued for services	Dec. 31, 2007 Stock issued for services	Dec. 31, 2006 Stock issued for services	Dec. 31, 2005 Stock issued for services	Dec. 31, 2004 Stock issued for services	Dec. 31, 2003 Stock issued for services	Dec. 31, 2002 Stock issued for services	Dec. 31, 2001 Stock issued for services	Dec. 31, 2010 Stock issued for cash	Dec. 31, 2009 Stock issued for cash	Dec. 31, 2008 Stock issued for cash	Dec. 31, 2007 Stock issued for cash	Dec. 31, 2006 Stock issued for cash	Dec. 31, 2005 Stock issued for cash	Dec. 31, 2004 Stock issued for cash	Dec. 31, 2003 Stock issued for cash	Dec. 31, 2002 Stock issued for cash	Dec. 31, 2001 Stock issued for cash	Dec. 31, 2005 Warrants issued to purchase common stock at $.025	Dec. 31, 2004 Warrants issued to purchase common stock at $.025	Dec. 31, 2005 Warrants issued to purchase common stock at $.05	Dec. 31, 2004 Warrants issued to purchase common stock at $.05	Mar. 31, 2012 Stock issued to settle liabilities	Dec. 31, 2011 Stock issued to settle liabilities	Dec. 31, 2010 Stock issued to settle liabilities	Dec. 31, 2005 Stock issued to settle liabilities	Dec. 31, 2011 Stock issued for interest	Dec. 31, 2010 Stock issued for interest	Dec. 31, 2009 Stock issued for interest	Dec. 31, 2007 Stock issued for interest	Dec. 31, 2009 Accounts payable	Mar. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2008 Common Stock	Dec. 31, 2007 Common Stock	Dec. 31, 2006 Common Stock	Dec. 31, 2005 Common Stock	Dec. 31, 2004 Common Stock	Dec. 31, 2003 Common Stock	Dec. 31, 2001 Common Stock	Dec. 31, 2000 Common Stock	Mar. 31, 2012 Common Stock Stock issued for services	Dec. 31, 2011 Common Stock Stock issued for services	Dec. 31, 2010 Common Stock Stock issued for services	Dec. 31, 2009 Common Stock Stock issued for services	Dec. 31, 2008 Common Stock Stock issued for services	Dec. 31, 2007 Common Stock Stock issued for services	Dec. 31, 2006 Common Stock Stock issued for services	Dec. 31, 2005 Common Stock Stock issued for services	Dec. 31, 2004 Common Stock Stock issued for services	Dec. 31, 2003 Common Stock Stock issued for services	Dec. 31, 2002 Common Stock Stock issued for services	Dec. 31, 2001 Common Stock Stock issued for services	Dec. 31, 2010 Common Stock Stock issued for cash	Dec. 31, 2009 Common Stock Stock issued for cash	Dec. 31, 2008 Common Stock Stock issued for cash	Dec. 31, 2007 Common Stock Stock issued for cash	Dec. 31, 2006 Common Stock Stock issued for cash	Dec. 31, 2005 Common Stock Stock issued for cash	Dec. 31, 2004 Common Stock Stock issued for cash	Dec. 31, 2003 Common Stock Stock issued for cash	Dec. 31, 2002 Common Stock Stock issued for cash	Dec. 31, 2001 Common Stock Stock issued for cash	Dec. 31, 2004 Common Stock Additional founders shares issued	Mar. 31, 2012 Common Stock Stock issued to settle liabilities	Dec. 31, 2011 Common Stock Stock issued to settle liabilities	Dec. 31, 2010 Common Stock Stock issued to settle liabilities	Dec. 31, 2005 Common Stock Stock issued to settle liabilities	Dec. 31, 2011 Common Stock Stock issued for interest	Dec. 31, 2010 Common Stock Stock issued for interest	Dec. 31, 2009 Common Stock Stock issued for interest	Dec. 31, 2007 Common Stock Stock issued for interest	Dec. 31, 2009 Common Stock Accounts payable	Mar. 31, 2012 Additional Paid-In Capital	Dec. 31, 2011 Additional Paid-In Capital	Dec. 31, 2010 Additional Paid-In Capital	Dec. 31, 2009 Additional Paid-In Capital	Dec. 31, 2008 Additional Paid-In Capital	Dec. 31, 2007 Additional Paid-In Capital	Dec. 31, 2006 Additional Paid-In Capital	Dec. 31, 2005 Additional Paid-In Capital	Dec. 31, 2004 Additional Paid-In Capital	Dec. 31, 2003 Additional Paid-In Capital	Dec. 31, 2001 Additional Paid-In Capital	Dec. 31, 2000 Additional Paid-In Capital	Mar. 31, 2012 Additional Paid-In Capital Stock issued for services	Dec. 31, 2011 Additional Paid-In Capital Stock issued for services	Dec. 31, 2010 Additional Paid-In Capital Stock issued for services	Dec. 31, 2009 Additional Paid-In Capital Stock issued for services	Dec. 31, 2008 Additional Paid-In Capital Stock issued for services	Dec. 31, 2007 Additional Paid-In Capital Stock issued for services	Dec. 31, 2006 Additional Paid-In Capital Stock issued for services	Dec. 31, 2005 Additional Paid-In Capital Stock issued for services	Dec. 31, 2004 Additional Paid-In Capital Stock issued for services	Dec. 31, 2002 Additional Paid-In Capital Stock issued for services	Dec. 31, 2001 Additional Paid-In Capital Stock issued for services	Dec. 31, 2010 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2009 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2008 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2007 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2006 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2005 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2004 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2003 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2002 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2001 Additional Paid-In Capital Stock issued for cash	Dec. 31, 2004 Additional Paid-In Capital Additional founders shares issued	Dec. 31, 2005 Additional Paid-In Capital Warrants issued to purchase common stock at $.025	Dec. 31, 2004 Additional Paid-In Capital Warrants issued to purchase common stock at $.025	Dec. 31, 2005 Additional Paid-In Capital Warrants issued to purchase common stock at $.05	Dec. 31, 2004 Additional Paid-In Capital Warrants issued to purchase common stock at $.05	Mar. 31, 2012 Additional Paid-In Capital Stock issued to settle liabilities	Dec. 31, 2011 Additional Paid-In Capital Stock issued to settle liabilities	Dec. 31, 2010 Additional Paid-In Capital Stock issued to settle liabilities	Dec. 31, 2005 Additional Paid-In Capital Stock issued to settle liabilities	Dec. 31, 2011 Additional Paid-In Capital Stock issued for interest	Dec. 31, 2010 Additional Paid-In Capital Stock issued for interest	Dec. 31, 2009 Additional Paid-In Capital Stock issued for interest	Dec. 31, 2007 Additional Paid-In Capital Stock issued for interest	Dec. 31, 2009 Additional Paid-In Capital Accounts payable	Mar. 31, 2012 Deficit Accumulated During the Development Stage	Dec. 31, 2011 Deficit Accumulated During the Development Stage	Dec. 31, 2010 Deficit Accumulated During the Development Stage	Dec. 31, 2009 Deficit Accumulated During the Development Stage	Dec. 31, 2008 Deficit Accumulated During the Development Stage	Dec. 31, 2007 Deficit Accumulated During the Development Stage	Dec. 31, 2006 Deficit Accumulated During the Development Stage	Dec. 31, 2005 Deficit Accumulated During the Development Stage	Dec. 31, 2004 Deficit Accumulated During the Development Stage	Dec. 31, 2003 Deficit Accumulated During the Development Stage	Dec. 31, 2002 Deficit Accumulated During the Development Stage	Dec. 31, 2001 Deficit Accumulated During the Development Stage
Beginning Balance (in shares)																																																1,152,502,875	757,539,307	343,690,812	157,515,766	127,125,232	98,336,656	73,947,656	56,737,656	5,241,656	35,689,560	31,133,560	27,723,750
Beginning Balance	$ (1,246,529)	$ (1,626,230)	$ (1,792,157)	$ (2,211,746)	$ (921,198)	$ (881,748)	$ (386,897)	$ (369,457)	$ 20,929	$ 112,433	$ 162,972	$ 221,212																																				$ 230,501	$ 151,508	$ 68,738	$ 31,503	$ 25,425	$ 19,666	$ 14,789	$ 11,347	$ 1,048	$ 35,690	$ 31,134	$ 27,724																																	$ 14,944,090	$ 12,322,913	$ 10,716,019	$ 8,766,830	$ 6,451,906	$ 2,568,119	$ 1,597,959	$ 1,026,030	$ 808,840	$ 723,851	$ 451,059	$ 193,488																																				$ (16,421,120)	$ (14,100,651)	$ (12,576,914)	$ (11,010,079)	$ (7,398,529)	$ (3,469,533)	$ (1,999,645)	$ (1,406,834)	$ (788,959)	$ (647,108)	$ (319,221)
Warrants and options exercised (in shares)																																																16,635	12,308,915
Warrants and options exercised	181,321	756,840																																														3	2,462																																											181,318	754,378
Stock warrants exercised (in shares)																																																		47,523	35,100	1,347,261			5,260,000	2,100,000
Stock warrants exercised			518,000	382,590	362,694			174,000	61,000																																									9	7	269			1,052	420																																						517,991	382,583	362,425			172,948	60,580
Accrue compensation earned but unrecorded										(90,000)	(60,000)	(60,000)																																																																																																																																								(90,000)	(60,000)	(60,000)
Stock based compensation	34,840	285,600	418,112		654,199	1,274,666																																																																																						34,840	285,600	418,112		654,199	1,274,666
Debentures converted (in shares)																																																25,049,954	252,267,600	255,650,977	77,451,141	15,257,163	17,215,200	3,000,000
Debentures converted	1,663	703,546	279,191	483,004	965,309	1,677,183	150,000																																									5,010	50,453	51,130	15,490	3,052	3,442	600																																						(3,347)	653,093	228,061	467,514	962,257	1,673,741	149,400
Options exercised and escrowed shares (in shares)																																																				8,671,460	222,707
Options exercised and escrowed shares																																																				1,734	45																																											(1,734)	(45)
Stock issued (in shares)																																																												7,437,643	30,072,595	97,684,416	68,506,130	4,598,973	817,727	4,700,000	5,850,000	24,036,000	15,347,000	3,077,000	2,681,310	5,714,286	20,607,841	515,677	1,188,960	200,000	1,100,000	360,000	1,380,000	1,479,000	728,500	25,000,000	3,213,589	97,530,393	48,657,897	5,000,000	7,094,511	6,093,396	8,310,128	767,026	11,264,706
Stock issued													42,100	355,205	232,886	538,354	313,800	155,426	206,537	26,371	76,489	15,347	129,448	188,131	10,000	202,000	25,000	192,136	16,200	72,300	28,808	35,000	147,900	72,850					36,764	556,027	214,414	100,000	42,952	17,061	43,309	38,351	323,662													1,488	6,015	19,538	13,701	920	164	940	1,170	4,807	15,347	3,077	2,681	1,143	4,122	103	238	40	220	72	1,380	1,479	729	5,000	642	19,506	9,732	1,000	1,419	1,218	1,662	153	2,253													40,612	349,190	213,348	524,653	312,880	155,262	205,597	25,201	71,682	126,371	185,450	8,857	197,878	24,897	191,898	16,160	72,080	28,736	33,620	146,421	72,121	(5,000)					36,122	536,521	204,682	99,000	41,533	15,843	41,647	38,198	321,409
Escrowed shares cancelled (in shares)																																																	(4,310,446)
Escrowed shares cancelled																																																	(862)																																												862
Warrants issued						87,864	33,800																												62,300	18,900	140,400	42,292									13,505																																																		87,864	33,800																												62,300	18,900	140,400	42,292									13,505
Warrants converted to purchase common stock (in shares)																																																					8,585,956	16,489,000
Warrants converted to purchase common stock						463,920	568,500																																														1,717	3,297																																											462,203	565,203
Reverse split (in shares)																																																(1,154,271,533)									(47,174,904)
Retrospective adjustment for the 1:35 reverse common stock split																																																(230,854)																																												230,854
Par value $0.0001 to $0.0002																																																									(51,369)																																												51,369
Net loss	(377,707)	(2,320,469)	(1,523,737)	(1,566,835)	(3,611,550)	(3,928,996)	(1,469,888)	(592,811)	(617,875)	(51,851)	(267,887)	(259,221)																																																																																																																															(377,707)	(2,320,469)	(1,523,737)	(1,566,835)	(3,611,550)	(3,928,996)	(1,469,888)	(592,811)	(617,875)	(51,851)	(267,887)	(259,221)
Ending Balance (in shares)																																																33,949,163	1,152,502,875	757,539,307	343,690,812	157,515,766	127,125,232	98,336,656	73,947,656	56,737,656	5,241,656	31,133,560	27,723,750
Ending Balance	$ (1,327,548)	$ (1,246,529)	$ (1,626,230)	$ (1,792,157)	$ (2,211,746)	$ (921,198)	$ (881,748)	$ (386,897)	$ (369,457)	$ 20,929	$ 112,433	$ 162,972																																				$ 6,790	$ 230,501	$ 151,508	$ 68,738	$ 31,503	$ 25,425	$ 19,666	$ 14,789	$ 11,347	$ 1,048	$ 31,134	$ 27,724																																	$ 15,464,489	$ 14,944,090	$ 12,322,913	$ 10,716,019	$ 8,766,830	$ 6,451,906	$ 2,568,119	$ 1,597,959	$ 1,026,030	$ 808,840	$ 451,059	$ 193,488																																				$ (16,798,827)	$ (16,421,120)	$ (14,100,651)	$ (12,576,914)	$ (11,010,079)	$ (7,398,529)	$ (3,469,533)	$ (1,999,645)	$ (1,406,834)	$ (788,959)	$ (647,108)	$ (319,221)

STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIENCY (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2005 Warrants issued to purchase common stock at $.025	Dec. 31, 2004 Warrants issued to purchase common stock at $.025	Dec. 31, 2005 Warrants issued to purchase common stock at $.05	Dec. 31, 2004 Warrants issued to purchase common stock at $.05
Warrants issued to purchase common stock, per share		$ 0.025	$ 0.025	$ 0.05	$ 0.05
Retrospective adjustment for the reverse common stock split, ratio	35

Organization and Operations	12 Months Ended
Dec. 31, 2011
Organization and Operations

Note 1 – Organization and Operations

Organization

3DIcon Corporation (the "Company") was incorporated on August 11, 1995, under the laws of the State of Oklahoma as First Keating Corporation. The articles of incorporation were amended August 1, 2003 to change the name to 3DIcon Corporation. The initial focus of First Keating Corporation was to market and distribute books written by its founder, Martin Keating. During 2001, First Keating Corporation began to focus on the development of 360-degree holographic technology. The effective date of this transition is January 1, 2001, and the financial information presented is from that date through the current period. The Company has accounted for this transition as reorganization and accordingly, restated its capital accounts as of January 1, 2001. From January 1, 2001, the Company's primary activity has been the raising of capital in order to pursue its goal of becoming a significant participant in the development, commercialization and marketing of next generation 3D display technologies.

The mission of the company is to develop (or acquire), commercialize, and market next generation 3D display technologies including auto-stereoscopic (glasses-free) volumetric 360-degree full-color 3D displays and possibly auto-stereoscopic (glasses-free) flat screen 3D displays. Our initial market focus is on business, industrial, and government applications of the technologies. At this time the Company owns no intellectual property in 3D displays but does own the exclusive worldwide rights to commercial and government usage of the 3D display intellectual property developed by the University of Oklahoma.

Uncertainties

The accompanying financial statements have been prepared on a going concern basis. The Company is in the development stage and has insufficient revenue and capital commitments to fund the development of its planned product and to pay operating expenses.

The Company has realized a cumulative net loss of $16,421,120 for the period from inception (January 1, 2001) to December 31, 2011, and a net loss of $2,320,469 and $1,523,737 for the years ended December 31, 2011 and 2010, respectively.

The ability of the Company to continue as a going concern during the next year depends on the successful completion of the Company's capital raising efforts to fund the development of its planned technologies.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management plans to fund the future operations of the Company with existing cash of $17,666, grants and investor funding. Under the terms of the Golden State debentures, Golden State may advance an additional $378,787. The additional advance would be available if the Company filed a registration statement; however, the Company does not plan to file such registration statement. In addition, pursuant to the 4.75% Convertible Debenture due on December 31, 2014, beginning in November 2007, Golden State is obligated to submit conversion notices in an amount such that Golden State receives 1% of the outstanding shares of the Company every calendar quarter for a period of one year. In connection with each conversion, Golden State is expected to exercise warrants equal to 10 times the amount of principal converted. The warrants are exercisable at $10.90 per share. The number of warrants exercisable is subject to certain beneficial ownership limitations contained in the 4.75% Debenture and the warrants ("the Beneficial Ownership Limitations"). The Beneficial Ownership Limitations prevent Golden State from converting on the 4.75% Debenture or exercising warrants if such conversion or exercise would cause Golden State's holdings to exceed 9.99% of the Company's issued and outstanding common stock. Subject to the Beneficial Ownership Limitations, Golden State is required to convert $3,000 of the 4.75% Convertible Debenture and exercise 30,000 warrants per month. Based upon our current stock price, our issued and outstanding shares as of December 31, 2011 and ignoring the impact of the Beneficial Ownership Limitations, the Company may receive up to $981,000 in funding from Golden State as a result of warrant exercises during the year ended December 31, 2012.

The Company was approved for a matching grant from Oklahoma Center for the Advancement of Science and Technology (“OCAST”) on November 19, 2008 in the amount of approximately $300,000.  There remains $82,176 of grant funds to be provided through the end of the grant period, February 28, 2012.  (see Note 5 and Note 14)

Additionally, the Company is continuing to pursue financing through private offering of debt or common stock.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Research and development

Research and development costs, including payments made to the University of Oklahoma pursuant to the SRA, are expensed as incurred (see Note 4).

Stock-based compensation

The Company accounts for stock-based compensation arrangements for employees in accordance with Accounting Standards Codification ("ASC") No. 718, Compensation-Stock Compensation. The Company recognizes expenses for employee services received in exchange for stock based compensation based on the grant-date fair value of the shares awarded. The Company accounts for stock issued to non-employees in accordance with the provisions of ASC No. 718.

Income taxes

The Company accounts for income taxes in accordance with ASC No. 740, Income Taxes. This standard requires the recognition of deferred tax assets and liabilities for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. In addition, this standard requires the recognition of future tax benefits, such as net operating loss carry forwards, to the extent that realization of such benefits is more likely than not. The amount of deferred tax liabilities or assets is calculated using tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized.

Net income (loss) per common share

The Company computes net income (loss) per share in accordance with ASC No. 260, Earnings Per Share. Under the provisions of this standard, basic net income (loss) per common share is based on the weighted-average outstanding common shares. Diluted net income (loss) per common share is based on the weighted-average outstanding shares adjusted for the dilutive effect of warrants to purchase common stock and convertible debentures. Due to the Company's losses, such potentially dilutive securities are anti-dilutive for all periods presented. The weighted average number of potentially dilutive shares is 90,616,272 and 98,856,063 for the years ended December 31, 2011 and 2010, respectively.

Use of estimates

The preparation of financial statements in conformity with U. S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and the disclosure of contingent assets and liabilities. Actual results could differ from the estimates and assumptions used.

Debt issue costs

The Company defers and amortizes the legal and filing fees associated with long-term debt that is issued. These costs are primarily related to the convertible debentures, the majority of which have a three-year term. The amortization is charged to operations over the three-year term and then adjusted quarterly for debenture conversions to common stock.

Fair value of financial instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instrument held by the Company:

Current assets and current liabilities – The carrying value approximates fair value due to the short maturity of these items.

Debentures payable – The fair value of the Company's debentures payable has been estimated by the Company based upon the liability's characteristics, including interest rate. The carrying value approximates fair value.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements

Note 3 – Recent Accounting Pronouncements

The following is a summary of a recent accounting pronouncement that is relevant to the Company:

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. ASU 2011-4 is intended to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The amendments are of two types: (i) those that clarify the Board’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The guidance is effective for annual periods beginning after December 15, 2011. The adoption of the provisions of this guidance is not expected to materially impact our financial statements.

Sponsored Research Agreement ("SRA") Common Stock Subject to Put Rights and Call Right	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Sponsored Research Agreement ("SRA") Common Stock Subject to Put Rights and Call Right

Note 2 – Sponsored Research Agreement ("SRA") Common Stock Subject to Put Rights and Call Right

Since April 20, 2002, the Company has entered into a number of Sponsored Research Agreements with the University of Oklahoma (“OU”) as follows:

Phase I: “Pilot Study to Investigate Digital Holography”, April 20, 2004. The Company paid OU $14,116.

Phase II: “Investigation of 3-Dimensional Display Technologies”, April 15, 2005, as amended. The Company paid OU $528,843.

Phase III: “3-Dimensional Display Development”. The Company made partial payment to OU by issuing 4,264,707 shares with a market price of $290,000 on October 14, 2008 and final payment on December 1, 2010 in the amount of $525,481 of which $40,481 was in cash and 59 million shares of Company stock (the “Shares”). The Shares are subject to an OU ‘put’ right and a 3Dicon ‘call’ right.

OU “Put” Rights on the Shares

First “put” period: December 1, 2012 to November 31, 2013. If the Shares (held plus previously sold) are valued at less than $100,000 then OU can “put” one-tenth of the Shares for $50,000 plus accrued interest retroactive to December 1, 2012 less the value of sold shares.

Second “put” period: December 1, 2013 to November 31, 2014. If the Shares (held & previously sold) are valued at less than $970,000 then OU can “put” the remaining Shares for $485,000 plus accrued interest retroactive to December 1, 2012 less the value of shares previously sold or redeemed during the first “put”.

3DIcon “Call” Rights on the Shares

Commencing December 1, 2012, the Company shall have the right to “call” the Shares for an amount equal to $970,000 less the amount (if any) of prior Shares by OU including amounts “put” to 3DIcon.

The Company has presented the Shares outside of deficit in the mezzanine section of the balance sheets, as the Agreement includes put rights, which are not solely within the control of the Company.

The Agreement also amended the existing agreements between the Company and OU such that all intellectual property, including all inventions and or discoveries, patentable or un-patentable, developed before July 28, 2008 by OU under the SRA is owned by OU. All intellectual property, including all inventions and/or discoveries, patentable or un-patentable, developed jointly by the Company and OU at any time is jointly owned by the Company and OU. Finally, all intellectual property developed by the Company after July 28, 2008, including all inventions and or discoveries, patentable or un-patentable, is owned by the Company.

Note 4 – Sponsored Research Agreement ("SRA") Common Stock Subject to Put Rights and Call Right

Since April 20, 2002, the Company has entered into a number of Sponsored Research Agreements with the University of Oklahoma (“OU”) as follows:

Phase I: “Pilot Study to Investigate Digital Holography”, April 20, 2004. The Company paid OU $14,116.

Phase II: “Investigation of 3-Dimensional Display Technologies”, April 15, 2005, as amended. The Company paid OU $528,843.

Phase III: “3-Dimensional Display Development”. The Company made partial payment to OU by issuing 4,264,707 shares with a market price of $290,000 on October 14, 2008 and final payment on December 1, 2010 in the amount of $525,481 of which $40,481 was in cash and 59 million shares of Company stock (the “Shares”). The Shares are subject to an OU ‘put’ right and a 3Dicon ‘call’ right.

OU “Put” Rights on the Shares

First “put” period: December 1, 2012 to November 31, 2013. If the Shares (held plus previously sold) are valued at less than $100,000 than OU can “put” one-tenth of the Shares for $50,000 plus accrued interest retro-active to December 1, 2012 less the value of sold shares.

Second “put” period: December 1, 2013 to November 31, 2014. If the Shares (held & previously sold) are valued at less than $970,000 than OU can “put” the remaining Shares for $485,000 plus accrued interest retro-active to December 1, 2012 less the value of shares previously sold or redeemed during the first “put”.

3DIcon “Call” rights on the Shares

Commencing December 1, 2012, the Company shall have the right to “call” the Shares for an amount equal to $970,000 less the amount (if any) of prior Share shares by OU including amounts “put” to 3DIcon.

The Company has presented the shares outside of deficit in the mezzanine section of the balance sheets, as the Agreement includes put rights, which are not solely within the control of the Company.

The Agreement also amended the existing agreements between the Company and OU such that all intellectual property, including all inventions and or discoveries, patentable or un-patentable, developed before July 28, 2008 by OU under the SRA is owned by OU. All intellectual property, including all inventions and/or discoveries, patentable or un-patentable, developed jointly by the Company and OU at any time is jointly owned by the Company and OU. Finally, all intellectual property developed by the Company after July 28, 2008, including all inventions and or discoveries, patentable or un-patentable, is owned by the Company.

OCAST Grant	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
OCAST Grant

Note 3 – OCAST Grant

The Oklahoma Center for the Advancement of Science and Technology approved the Company’s application for funding of a matching grant titled 800 Million Voxels Volumetric Display, on November 19, 2008.  The two-year matching grant, totaling $299,932, had a start date of January 1, 2009.  The Company received approval for our no cost extension request for the first year of the contract. With the new modification, the first year ended on August 31, 2010.  The award is for a maximum of $149,940 for 2009 and the remainder for 2011.  The Company earned 52,649 and $30,000 from the grant during the three-month periods ended March 31, 2012 and 2011, respectively and $270,473 from inception to date.  The Company received approval for our no cost extension request for the second year of the contract and, with the new modification, the second year ends on August 31, 2012.

During the three-month periods ended March 31, 2012 and 2011, the Company charged operations $4,890 and $8,456, respectively, pursuant to the direct costs incurred and for the use of the OU lab facilities in regard to the OCAST grant. At March 31, 2012, the Company owed the University $4,890 in direct costs.

Note 5 – OCAST Grant

The Oklahoma Center for the Advancement of Science and Technology approved the Company’s application for funding of a matching grant titled 800 Million Voxels Volumetric Display, on November 19, 2008.  The two-year matching grant, totaling $299,932, had a start date of January 1, 2009.  The Company received approval for our no cost extension request for the first year of the contract. With the new modification, the first year ended on August 31, 2010.  The award is for a maximum of $149,940 for 2009 and the remainder for 2011.  The Company earned $86,323 and $96,361 from the grant during the twelve-month periods ended December 31, 2011 and 2010, respectively and $217,824 from inception to date.  The Company received approval for our no cost extension request for the second year of the contract and, with the new modification, the second year ends on February 28, 2012.

During the years ended December 31, 2011 and 2010, the Company charged operations $37,363 and $43,884, respectively, pursuant to the direct costs incurred and for the use of the OU lab facilities in regard to the OCAST grant. At December 31, 2011, the Company owed the University $7,686 in direct costs.

Consulting Agreements	12 Months Ended
Dec. 31, 2011
Consulting Agreements

Note 6 – Consulting Agreements

Concordia Financial Group

The Company entered into a one-year Independent Consulting Agreement with Concordia effective November 1, 2007, and month-to-month thereafter. Under the terms of the agreement Concordia will serve as liaison to Golden State Investors, Inc. and provide business strategy services by assisting the Company by reviewing and evaluating the Company's plans, personnel, board composition, technology, development of business models, building financial models for projections, developing materials to describe the Company, developing capital sources and assisting and advising the Company in its financial negotiations with capital sources. Concordia also advised with respect to effective registration of offerings of Company securities, the management team, the Company's development of near and long-term budgets, marketing strategies and plans, and assisted in presentations related to the above services. Concordia will be paid a monthly fee of $15,750. Concordia, at its option, may take up to 100% of this monthly fee in registered stock at 50% discount to market; and the Company, at its option, may pay up to 50% of Concordia's monthly invoice in registered stock, at 50% discount to market, provided that the payment of stock is made within ten (10) days of receipt of invoice and further provided that the stock trades above $.30 per share at any time during the last business day of the month. Market is defined as the five day average of closing prices immediately preceding the last business day of the calendar month in which the invoiced services were rendered. The Company incurred consulting fees of $189,000 for services from Concordia during each of the periods ended December 31, 2011 and 2010, under the terms of the agreement. Additionally, on May 10, 2011, the Board of Directors awarded Concordia 10,000,000 (ten million) shares of common stock with a value of $172,100, for consulting services which have gone above and beyond the contract. The common shares were valued at $0.01721 per share which was 50% of the average of the five previous day’s closing price.

Debentures Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debentures Payable

Note 4 – Debentures Payable

Debentures payable consist of the following:

	March 31, 2012	December 31, 2011
Senior Convertible Debentures:
6.25% Debenture due 2011	$31,788	$31,788
4.75% Debenture due 2011	79,993	81,656
Total Debentures	111,781	113,444
Less - Current Maturities	(111,781)	(113,444)
Long-term Debentures	$-	$-

Securities Purchase Agreement

6.25% Convertible Debenture due December 31, 2014

On November 21, 2007, the Company issued and sold a convertible note in the principal amount of $1,250,000 to Golden State (the "Debenture"). Pursuant to the terms of the Debenture, Golden State may, at its election, convert all or a part of the Debenture into shares of the Company's common stock at a conversion rate equal to the lesser of (i) $2.00 or (ii) 90% of the average of the five lowest volume weighted average prices during the twenty trading days prior to Golden State's election to convert, subject to adjustment as provided in the Debenture. In addition, pursuant to the terms of the Debenture, the Company agreed to file a registration statement covering the shares of common stock issuable upon conversion or redemption of the Debenture. The Company filed a registration statement covering the shares to be issued upon conversion of the Debenture. Included in the registration statement were 4.25 million shares issuable on the Debenture based on 2007 market prices and assuming full conversion of the convertible debenture. The registration statement became effective on January 4, 2008.

Golden State advanced $125,000 on the $1.25 million Debenture on November 9, 2007 and $746,213 in January 2008 at which time the Company placed 7,961,783 shares of common stock in escrow to be released as debentures are converted. As of September 30, 2011, Golden State has funded an aggregate of $871,213 on the Debenture. Golden State will be obligated to fund the Company for the remaining $378,787 in principal on the Debenture upon the effectiveness of a registration statement underlying the remaining unfunded principal balance on the Debenture. At this time, the Company has not filed a registration statement. At various dates during 2010, $274,438 of the Debenture was converted into 93,196,578 shares of common stock at prices ranging from $0.0027 to $0.004 based on the formula in the convertible debenture. Additionally shares totaling 6,093,396 were issued in payment of $17,062 of accrued interest during 2010. At various dates during 2011, $157,331 of the Debenture was converted into 16,156,404 shares of common stock at prices ranging from $0.0059 to $0.0174 based on the formula in the convertible debenture. Additionally $12,669 was added to the principle balance of the debenture in payment of accrued interest during 2011.

The conversion price for the $1.25 million Debenture is the lesser of (i) $2.00 or (ii) 90% of the average of the five lowest volume weighted average prices during the twenty (20) trading days prior to the conversion.  If Golden State elects to convert a portion of the debenture and, on the day that the election is made, the volume weighted average price is below $0.75, the Company shall have the right to prepay that portion of the debenture that Golden State elected to convert, plus any accrued and unpaid interest, at 135% of such amount.

In addition to standard default provisions concerning timeliness of payments, delivery and notifications, the Second Debenture will be in default if the common stock of the Company trades at a price per share of $0.21 or lower, regardless of whether the trading price subsequently is higher than $0.21 per share. The trading price was at $0.21 or lower on several occasions during and subsequent to the period ended March 31, 2012. On each of the occasions Golden State, by separate letter agreements, agreed that the occasions did not constitute a default and thereby waived the default provision for those occasions only.  (See Note 9 Subsequent Events)

4.75% Convertible Debenture due November 3, 2011

 On November 3, 2006, the Company also issued to Golden State a 4.75% convertible debenture in a principal amount of $100,000, due 2011, and warrants to buy 1,000,000 shares of the common stock at an exercise price of $10.90 per share. Under the terms of the debenture, warrants are exercised in an amount equal to ten times the dollar amount of the debenture conversion. During 2010, Golden State converted $4,752 of the $100,000 debenture into 162,454,399 shares of common stock, exercised warrants to purchase 47,523 shares of common stock at $10.90 per share and advanced $251,489 against future exercises of warrants of which $300,000 was applied to the exercise of warrants leaving $-0- of unapplied advances at December 31, 2010. During 2011, Golden State converted $6,760 of the $100,000 debenture into 60,601,868, shares of common stock, exercised warrants to purchase 67,600 shares of common stock at $10.90 per share based on the formula in the convertible debenture. Additionally Golden Gate advanced $753,381 against future exercises of warrants of which $736,840 was applied to the exercise of warrants leaving $16,542 of unapplied advances at December 31, 2011. During 2012, Golden State converted $1,663 of the $100,000 debenture into 25,049,954 shares of common stock, exercised warrants to purchase 16,635 shares of common stock at $10.90 per share based on the formula in the convertible debenture. Additionally Golden Gate advanced $364,781 against future exercises of warrants of which $181,322 was applied to the exercise of warrants leaving $200,001 of unapplied advances at March 31, 2012.

The conversion price for the 4.75% $100,000 convertible debenture is the lesser of (i) $4.00 or (ii) 80% of the average of the five lowest volume weighted average prices during the twenty (20) trading days prior to the conversion. If Golden State elects to convert a portion of the debenture and, on the day that the election is made, the volume weighted average price is below $0.75, the Company shall have the right to prepay that portion of the debenture that Golden State elected to convert, plus any accrued and unpaid interest, at 135% of such amount.

Note 7 – Debentures Payable

Debentures payable consist of the following:

	December 31, 2011	December 31, 2010
Senior Convertible Debentures:
6.25% Debenture due 2014	$31,788	$189,120
4.75% Debenture due 2014	81,656	88,416
13.0% Debenture due 2011	—	100,703
13.0% Debenture due 2011	—	25,206
Total Debentures	113,444	403,445
Less - Current Maturities	—	(403,445)
Long-term Debentures	$113,444	$—

Securities Purchase Agreement

6.25% Convertible Debenture due December 31, 2014

On November 21, 2007, the Company issued and sold a convertible note in the principal amount of $1,250,000 to Golden State (the "Debenture"). Pursuant to the terms of the Debenture, Golden State may, at its election, convert all or a part of the Debenture into shares of the Company's common stock at a conversion rate equal to the lesser of (i) $2.00 or (ii) 90% of the average of the five lowest volume weighted average prices during the twenty trading days prior to Golden State's election to convert, subject to adjustment as provided in the Debenture. In addition, pursuant to the terms of the Debenture, the Company agreed to file a registration statement covering the shares of common stock issuable upon conversion or redemption of the Debenture. The Company filed a registration statement covering the shares to be issued upon conversion of the Debenture. Included in the registration statement were 4.25 million shares issuable on the Debenture based on 2007 market prices and assuming full conversion of the convertible debenture. The registration statement became effective on January 4, 2008.

Golden State advanced $125,000 on the $1.25 million Debenture on November 9, 2007 and $746,213 in January 2008 at which time the Company placed 7,961,783 shares of common stock in escrow to be released as debentures are converted. As of September 30, 2011, Golden State has funded an aggregate of $871,213 on the Debenture. Golden State will be obligated to fund the Company for the remaining $378,787 in principal on the Debenture upon the effectiveness of a registration statement underlying the remaining unfunded principal balance on the Debenture. At this time, the Company has not filed a registration statement. At various dates during 2010, $274,438 of the Debenture was converted into 93,196,578 shares of common stock at prices ranging from $0.0027 to $0.004 based on the formula in the convertible debenture. Additionally shares totaling 6,093,396 were issued in payment of $17,062 of accrued interest during 2010. At various dates during 2011, $157,331 of the Debenture was converted into 16,156,404 shares of common stock at prices ranging from $0.0059 to $0.0174 based on the formula in the convertible debenture. Additionally $12,669 was added to the principle balance of the debenture in payment of accrued interest during 2011.

The conversion price for the $1.25 million Debenture is the lesser of (i) $2.00 or (ii) 90% of the average of the five lowest volume weighted average prices during the twenty (20) trading days prior to the conversion.  If Golden State elects to convert a portion of the debenture and, on the day that the election is made, the volume weighted average price is below $0.75, the Company shall have the right to prepay that portion of the debenture that Golden State elected to convert, plus any accrued and unpaid interest, at 135% of such amount.

In addition to standard default provisions concerning timeliness of payments, delivery and notifications, the Second Debenture will be in default if the common stock of the Company trades at a price per share of $0.21 or lower, regardless of whether the trading price subsequently is higher than $0.21 per share. The trading price was at $0.21 or lower on several occasions during and subsequent to the period ended December 31, 2011. On each of the occasions Golden State, by separate letter agreements, agreed that the occasions did not constitute a default and thereby waived the default provision for those occasions only.  (See Note 14 -Subsequent Events)

4.75% Convertible Debenture due December 31, 2014

On November 3, 2006, the Company also issued to Golden State a 4.75% convertible debenture in a principal amount of $100,000, due 2011, and warrants to buy 1,000,000 shares of the common stock at an exercise price of $10.90 per share. Under the terms of the debenture, warrants are exercised in an amount equal to ten times the dollar amount of the debenture conversion. During 2010, Golden State converted $4,752 of the $100,000 debenture into 162,454,399 shares of common stock, exercised warrants to purchase 47,523 shares of common stock at $10.90 per share and advanced $251,489 against future exercises of warrants of which $300,000 was applied to the exercise of warrants leaving $-0- of unapplied advances at December 31, 2010. During 2011, Golden State converted $6,760 of the $100,000 debenture into 60,601,868, shares of common stock, exercised warrants to purchase 67,600 shares of common stock at $10.90 per share based on the formula in the convertible debenture. Additionally Golden Gate advanced $753,381 against future exercises of warrants of which $736,840 was applied to the exercise of warrants leaving $16,542 of unapplied advances at December 31, 2011.

The conversion price for the 4.75% $100,000 convertible debenture is the lesser of (i) $4.00 or (ii) 80% of the average of the five lowest volume weighted average prices during the twenty (20) trading days prior to the conversion. If Golden State elects to convert a portion of the debenture and, on the day that the election is made, the volume weighted average price is below $0.75, the Company shall have the right to prepay that portion of the debenture that Golden State elected to convert, plus any accrued and unpaid interest, at 135% of such amount.

13% Convertible Debentures due 2011

On May 22, 2009, the Company issued to Newton, O'Connor, Turner & Ketchum, a professional corporation ("NOTK") and the legal counsel to the Company through 2008, a 10% convertible debenture in a principal amount of $100,703, due September 30, 2009, and warrants to purchase 4,378,394 shares of the common stock at an exercise price of $0.09 per share through September 30, 2010 and an exercise price of $0.18 per share through September 30, 2014. The Company was indebted to NOTK for legal services performed for the Company and reimbursement of expenses in rendition of those services for the period ended December 31, 2008. The debenture and the warrants were issued in settlement of the indebtedness. The debentures and warrants were recorded at their pro rata fair values in relation to the proceeds received. The warrants were valued at $13,504. The difference between the pro rata fair value and face value of the debenture was charged to operations in 2009. The interest rate on the debenture increased to 13% during 2009 due to the Company not making payments when due.

The estimated fair value of the warrants was determined using the Black-Scholes option pricing model. The expected dividend yield of $-0- is based on the average annual dividend yield as of the grant date. Expected volatility of 160.73% is based on the historical volatility of the stock since July 25, 2007, the day the Company began trading on the Over-The-Counter Bulletin Board. The risk-free interest rate of 2.23% is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the warrant of two years is based on historical exercise behavior and expected future experience.

On March 1, 2010, Newton, O'Connor, Turner & Ketchum agreed to extend the September 30, 2009 due date of their 13% debenture to March 31, 2010, in consideration for one million (1,000,000) shares of common stock. The shares, which are restricted under SEC Section 144, were valued at 50% of the average of the previous five day closing price on March 1, 2010, which was $0.002 per share totaling $4,140.

On June 1, 2010, Newton, O'Connor, Turner & Ketchum agreed to extend the March 31, 2010 due date of their 13% debenture to September 30, 2010 in consideration for one million five hundred thousand (1,500,000) shares of common stock and a reduction in the exercise price of the warrants. The revised price at which the warrant may be exercised shall be $0.045 per share for exercises made during the period between the date of grant and the second anniversary of the revised maturity date, and $0.09 per share for exercises made during the forty-eight month period between the second anniversary of the revised maturity date and the sixth anniversary of the maturity date. The shares, which are restricted under SEC Section 144, were valued at 50% of the average of the previous five day closing price on June 1, 2010, which was $0.004 per share totaling $6,210.

On March 31, 2011, Newton, O'Connor, Turner & Ketchum agreed to extend the September 30, 2010 due date of their 13% debenture to April 30, 2011 in consideration for two hundred thousand (200,000) shares of common stock and an extension of the exercise dates of the warrants. The revised dates at which the warrant may be exercised shall be $0.045 per share for exercises made during the period between the date of grant and the second anniversary of the revised maturity date, and $0.09 per share for exercises made during the forty-eight month period between the second anniversary of the revised maturity date and the sixth anniversary of the revised maturity date. The shares, which are restricted under SEC Section 144, were valued at 50% of the average of the previous five day closing price on March 31, 2011, which was $0.07 per share totaling $14,048.

On June 2, 2010, the Company issued to NOTK a second 10% convertible debenture in a principal amount of $25,206, due September 30, 2010, and warrants to purchase 3,360,847 shares of the common stock at an exercise price of $0.045 per share through September 30, 2012 and an exercise price of $0.09 per share through September 30, 2016. The Company was indebted to NOTK for legal services performed for the Company and reimbursement of expenses in rendition of those services for the period ended December 31, 2009. The debenture and the warrants were issued in settlement of the indebtedness.  The interest rate on the debenture increased to 13% during 2010 due to the Company not making payments when due.

On April 30, 2011, Newton, O'Connor, Turner & Ketchum agreed to convert their 13% convertible debentures and accrued interest, which totaled in the aggregate $159,842 into 18,972,186 common shares of the Company’s common stock, at an average price per share of $0.008, under the terms of the convertible debentures. The shares are restricted under SEC Section 144.

Convertible Promissory Notes 5%, Due 2013	12 Months Ended
Dec. 31, 2011
Convertible Promissory Notes 5%, Due 2013

Note 8 – Convertible Promissory Notes 5%, Due 2013

In October 2010, the Company issued 5% Convertible Promissory Notes (the “Notes”) to six persons, in the aggregate, totaling $400,877. The Notes mature three years from the date issued. The Notes automatically convert to common stock of the Company at $0.0034 per share (the "Fixed Conversion Price") prior to March 15, 2011, upon the merger or consolidation of the Company with or into another person, the Company effects any sale of all or substantially all of its assets, any tender or exchange offer of the Company's common stock, or the Company effectively converts into or exchanges the Company's common stock for other securities, cash or property. Additionally, after March 15, 2011, at the option of the holder, the Notes are convertible into common stock of the Company at a price per share of $0.0025 (75% of the "Fixed Conversion Price"). Interest on the Notes accrue from the original issue date at 5% annually, is payable upon maturity or conversion of the Notes and such interest may be converted in whole or part to shares of common stock at the effective conversion price.

At various dates during 2011, the six persons converted the $400,877 Notes and accrued interest of $9,020 into 163,631,653 shares of common stock at $0.0025 per share.  The shares are restricted under SEC Section 144.

Common Stock and Paid-In Capital	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Common Stock and Paid-In Capital

Note 5 – Common Stock and Paid-In Capital (see note 9)

 On October 24, 2011 the Board of Directors, subject to the approval of the shareholders of the Company, authorized an amendment to the Company's Certificate of Incorporation in order to effect a reverse split of the Company's common stock in a ratio in the range between 1 for 15 and 1 for 35, as will be selected by the Company's Board of Directors (the "Reverse Split").  On October 15, 2011, the Company held an annual meeting of stockholders, at which annual meeting the stockholders approved the Reverse Split and approved the filing of an Amended Certificate of Incorporation to effect the Reverse Split at the discretion of the Board of Directors.

Warrants issued

As of March 31, 2012, there are warrants outstanding to purchase 166,667 shares of common stock at a price of $0.20 per share that expire in April 2012, warrants to purchase 16,666,666 shares of its common stock at a price of $0.50 per share through 2012, warrants to purchase 4,378,394 shares of common stock at a price of $0.09 per share that expire on September 30, 2015 and, warrants to purchase 3,360,847 shares of common stock at a price of $0.045 per share through June 1, 2012 and $0.09 per share thereafter, that expire on June 1, 2015. Additionally, Golden State has warrants outstanding to purchase 799,925 shares of common stock at a price of $10.90 per share which expire December 31, 2014.

Common stock and options issued for services and liabilities

During the three-month periods ended March 31, 2012 and 2011, shares of common stock totaling 7,437,643, and 2,500,000, respectively were issued for consulting services for which the Company recognized $42,100 and $24,425 of expense, respectively.  Additionally, during the period ending March 31, 2012 and 2011, shares totaling 3,213,589 and 33,338,612, respectively were issued to consultants for previous services provided to the Company for which the accounts payable liability was reduced by $36,764 and 79,871, respectively.  Shares totaling 57,000,000, which are restricted under SEC Section 144, were issued in the first quarter of 2011 in payment of accrued salaries and payroll taxes totaling $460,405 due Martin Keating, Chairman of the Board of Directors, Hakki Refai, Chief Technology Officer and Judith Keating the Secretary of the Company.

On March 13, 2012, 3DIcon Corporation entered into a one (1) year Agreement for At-Will Employment with Assignment of Inventions (“Employment Agreement”) with Mark Willner, pursuant to which Mr. Willner began serving as the Company’s Chief Executive Officer, effective immediately. Under the terms of the Employment Agreement, Mr. Willner is entitled to an annual base salary of $180,000, and, at the discretion of the Company’s Board of Directors, performance-based bonuses and/or salary increases. Pursuant to the Employment Agreement, the Company granted Mr. Willner five-year stock options to purchase two (2) million shares at a price equal to the average price of the five day period prior to March 19, 2012 (the “Strike Price”) which was $0.01. Furthermore, if Mr. Willner remains employed by the Company at the end of each quarter ending June 30, 2012, September 30, 2012 and December 31, 2012, he will receive additional stock options to purchase one (1) million shares at the $0.01 Strike Price. In addition, if the Company has achieved certain quarterly business objectives, Mr. Willner will receive, at the end of each such quarterly periods, a further grant of stock options to purchase one (1) million shares at the Strike Price. The estimated fair value of the two million options of $18,840, was determined using the Black-Scholes option pricing model and was charged to operations in March 2012. The expected dividend yield of $-0- is based on the average annual dividend yield as of the grant date. Expected volatility of 163% is based on the historical volatility of the stock since July 25, 2007, the day the Company began trading on the Over-The-Counter Bulletin Board. The risk-free interest rate of 1.87% is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option of five years is based on historical exercise behavior and expected future experience.

The Employment Agreement may be terminated with or without reason by either the Company or Mr. Willner and at any time, upon sixty (60) days written notice. The terms of the Employment Agreement will remain effective for one (1) year and will automatically renew, subject to the same termination rights. Upon termination, the Company will pay any base pay, bonus and benefits that have been earned and are due as of the date of the termination.

The following summary reflects warrant and option activity for the three-month period ended March 31, 2012:

	Attached Warrants	Golden State Warrants	Options

Outstanding December 31, 2011	24,905,908	816,560	64,893,804
Granted	-	-	700,000
Exercised	-	(16,635)	-
Cancelled	(333,334)	-	-

Outstanding March 31, 2012	24,572,574	799,925	65,593,804

Stock options are valued at the date of award, which does not precede the approval date, and compensation cost is recognized in the period the options are granted. Stock options generally become exercisable on the date of grant and expire based on the terms of each grant.

The estimated fair value of options for common stock granted was determined using the Black-Scholes option pricing model. The expected dividend yield is based on the average annual dividend yield as of the grant date. Expected volatility is based on the historical volatility of our stock. The risk-free interest rate is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option is based on historical exercise behavior and expected future experience.

Note 9 – Common Stock and Paid-In Capital

On November 19, 2010 the Board of Directors of the Company authorized an amendment to the Company's Certificate of Incorporation in order to (i) increase the authorized shares of the Company's common stock from 750,000,000 shares, par value $0.0002 to 1,500,000,000 shares, par value $0.0002, (ii) effect a reverse split of the Company's common stock in a ratio in the range between 1 for 10 and 1 for 25, as will be selected by the Company's Board of Directors (the "Reverse Split"), and (ii) create a series of "blank check" preferred stock consisting of 25,000,000 shares, par value $0.0002.   On May 16, 2011, the Company announced that the Company’s Board of Directors elected to allow its authorization to effect a reverse stock split to expire on June 1, 2011.

On August 27, 2010, the Company entered into Subscription Agreements with one of its directors pursuant to which the director purchased 5,714,286 shares of the Company's common stock at a price per share equal to 50% of the average closing price during the five days prior to August 27, 2 010 ($0.00175 per share) for aggregate proceeds of $10,000.

As of December 31, 2011, there are warrants outstanding to purchase 500,000 shares of common stock at a price of $0.15 per share through various dates in March and April 2011; or $0.20 per share that expire on various dates in March and April 2012, warrants to purchase 16,666,666 shares of its common stock at a price of $0.50 per share through 2012, warrants to purchase 4,378,394 shares of common stock at a price of $0.045 per share through September 30, 2010 or $0.09 per share that expire on September 30, 2015 and, warrants to purchase 3,360,847 shares of common stock at a price of $0.045 per share through June 1, 2012 and $0.09 per share thereafter, that expire on June 1, 2015. Additionally, Golden State has warrants outstanding to purchase 816,560 shares of common stock at a price of $10.90 per share which expire December 31, 2011.

Common stock and options issued for services and liabilities

On February 9, 2009, the Board of Directors of the Company appointed James N. Welsh to serve as the Company's Interim Chief Operating Officer and Treasurer. His appointment was effective as of March 1, 2009. Under the terms of the consulting agreement, Mr. Welsh was compensated $2,000 per week in either cash or stock. In the event stock was issued for the compensation, it was issued at 50% of the average of the five previous closing prices. Mr. Welsh was due $34,000 at December 31, 2009 for which 10,250,895 shares of common stock were issued in 2010 as satisfaction of the amount. The Company accepted the resignation of Mr. Welsh effective August 2, 2010.

During 2011 and 2010, shares of common stock totaling 30,072,595 and 97,684,416, respectively, were issued for consulting services for which the Company recognized $355,205 and $232,886 of expense, respectively. Shares of common stock totaling 7,094,511 and 6,093,396 were issued to debenture holder in 2011 and 2010, respectively for accrued interest due for which the Company recognized $42,952 and $17,061 in expense in 2011 and 2010 respectively. Shares totaling 59,000,000 issued during 2010 to the University of Oklahoma under the repayment terms of the SRA which were valued at $485,649 (see Note 4). During 2011 and 2010, shares totaling 57,530,393 and 48,657,897, respectively, were issued to employees and consultants for previous services provided to the Company for which the Company reduced accounts payable and accrued liabilities by $148,526 and $214,414, respectively. Additionally, shares totaling 40,000,000 were issued under the terms of an agreement dated December 21, 2010, in payment of accrued salaries and payroll taxes totaling $407,501 due Martin Keating, Chairman of the Board of Directors, and Judith Keating, the secretary of the Company. The shares were issued January 4, 2011.

Options granted

Employment Agreement - On July 28, 2008, the Company entered into an Employment Agreement with Dr. Hakki Refai (the "Employment Agreement") pursuant to which Dr. Refai has agreed to serve as the Chief Technology Officer of the Company. Dr. Refai's employment under the Employment Agreement commenced on October 1, 2008 and will continue for a term of one year from October 1, 2008, the date on which he became a full-time employee of the Company. The term of the Employment Agreement will automatically extend for successive one year periods unless otherwise terminated by the parties in accordance with the terms of the Employment Agreement. On March 25, 2009, the Company entered into an agreement with Dr. Hakki Refai pursuant to which the Company agreed to remove the time constraints on the technical milestone achievements whereby the issuance of the 3,500,000 milestone options will be solely upon the achievement of the milestones.

On May 11, 2010, the Board of Directors of the Company agreed to immediately vest the 3,500,000 milestone options. The total value of the options was $268,979 of which $100,867 was charged to operations in 2008. The remaining value of $168,112 was charged to operations in the second quarter of 2010.

The estimated fair value of the options was determined using the Black-Scholes option pricing model. The expected dividend yield of $-0- is based on the average annual dividend yield as of the grant date. Expected volatility of 95.50% is based on the historical volatility of the stock since July 25, 2007, the day the Company began trading on the Over-The-Counter Bulletin Board. The risk-free interest rate of 2.0% is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option of five years is based on historical exercise behavior and expected future experience.

Employment Agreement - On June 13, 2011, the Company entered into a one (1) year Agreement for At-Will Employment with Assignment of Inventions (“Employment Agreement”) with Sidney A. Aroesty, pursuant to which Mr. Aroesty began serving as the Company’s Chief Executive Officer, effective June 13, 2011.  Under the terms of the Employment Agreement, Mr. Aroesty is entitled to an annual base salary of $120,000 and, at the discretion of the Company’s Board of Directors (the “Board”), performance-based bonuses and/or salary increases.  Pursuant to the Employment Agreement, the Company granted Mr. Aroesty five-year stock options to purchase two (2) million shares at an exercise price of $0.031 (the “Strike Price”).  Furthermore, if Mr. Aroesty remains employed by the Company, he will receive additional stock options to purchase three (3) million shares at the Strike Price upon the completion of a trade show prototype that displays the Company’s technology. (see Note – 14, Subsequent Events)

The Employment Agreement contains provisions for non-disclosure of confidential information pursuant to which Mr. Aroesty agreed to refrain from using or disclosing to third parties, directly or indirectly, any Confidential Information, as defined in the Employment Agreement, either during or following his employment with the Company.  Furthermore, Mr. Aroesty unconditionally and irrevocably assigned any now-existing or later-created Invention(s), as defined in the Employment Agreement, which are developed during or three (3) years after his employment with the Company.

The Employment Agreement may be terminated with or without reason by either the Company or Mr. Aroesty and at any time, upon sixty (60) days written notice.  The terms of the Employment Agreement will remain effective for one (1) year and will automatically renew, subject to the same termination rights.  Upon termination, the Company will pay any base pay, bonus and benefits that have been earned and are due as of the date of the termination.

The estimated fair value of the two million options of $60,600, was determined using the Black-Scholes option pricing model and was charged to operations in June 2011. The expected dividend yield of $-0- is based on the average annual dividend yield as of the grant date. Expected volatility of 172% is based on the historical volatility of the stock since July 25, 2007, the day the Company began trading on the Over-The-Counter Bulletin Board. The risk-free interest rate of 1.43% is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option of five years is based on historical exercise behavior and expected future experience.

Board of Directors – On June 22, 2010, the Company agreed to compensate its non-employee Board members with options to purchase registered stock of the corporation equaling the value of $100,000 for each of the three non-employee Board members for services during 2010; using standard evaluation methods. The Board granted options to purchase an aggregate of 57,529,455 shares to its three non-employee Board members; the exercise price for each option is $0.005 per share. The options expire at the end of ten years. The $250,000 (one Board member received one-half the amount due to his resignation in mid-year) compensation is for services on the Board during all or part of the calendar year 2010 and is deemed fully vested on the date of the grant. Operations were charged with $250,000 for the year ended December 31, 2010.

The estimated fair market value of the options was determined using the Black-Scholes option pricing model. The expected dividend yield of $-0- is based on the average annual dividend yield as of the grant date. Expected volatility of 133.46% is based on the historical volatility of the stock since July 25, 2007, the day the Company began trading on the Over-the-counter Bulletin Board. The risk-free interest rate of 1.43% is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option of five years is based on historical exercise behavior and expected future experience.

Board of Directors – On May 17, 2011, the Company agreed to compensate its non-employee Board members with options to purchase registered stock of the corporation equaling the value of $75,000 for each of the three non-employee Board members for services during 2011; using standard evaluation methods. The Board granted options to purchase an aggregate of 5,933,700 shares to its three non-employee Board members; the exercise price for each option is $0.04 per share. The options expire at the end of ten years. The $225,000 compensation is for services on the Board during all or part of the calendar year 2011 and is deemed fully vested on December 31, 2011. Operations were charged with $225,000 for the year ended December 31, 2011.

The estimated fair value of the options of $225,000 was determined using the Black-Scholes option pricing model.  The expected dividend yield of $-0- is based on the average annual dividend yield as of the grant date. Expected volatility of 172% is based on the historical volatility of the stock since July 25, 2007, the day the Company began trading on the Over-The-Counter Bulletin Board. The risk-free interest rate of 1.87% is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option of five years is based on historical exercise behavior and expected future experience.

The following summary reflects warrant and option activity for the year ended December 31, 2011:

	Attached Warrants	Golden State Warrants	Options

Outstanding December 31, 2010	24,905,908	884,160	70,965,995
Granted	—	—	14,933,700
Exercised	—	(67,600)	(15,505,891)
Cancelled	—	—	(5,500,000)
Outstanding December 31, 2011	24,905,908	816,560	64,893,804

Stock options are valued at the date of award, which does not precede the approval date, and compensation cost is recognized in the period the options are granted. Stock options generally become exercisable on the date of grant and expire based on the terms of each grant.

The estimated fair value of options for common stock granted was determined using the Black-Scholes option pricing model. The expected dividend yield is based on the average annual dividend yield as of the grant date. Expected volatility is based on the historical volatility of our stock. The risk-free interest rate is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option is based on historical exercise behavior and expected future experience.

Common stock rights

Holders of shares of common stock are entitled to one vote per share on all matters submitted to a vote of the shareholders. Shares of common stock do not have cumulative voting rights. Holders of record of shares of common stock are entitled to receive dividends when and if declared by the board of directors. To date, the Company has not paid cash dividends. The Company intends to retain any earnings for the operation and expansion of its business and does not anticipate paying cash dividends in the foreseeable future.

Any future determination as to the payment of cash dividends will depend on future earnings, results of operations, capital requirements, financial condition and such other factors as the Board of Directors may consider. Upon any liquidation, dissolution or termination of the Company, holders of shares of common stock are entitled to receive a pro rata distribution of the assets of the Company after liabilities are paid.

Holders of common stock do not have pre-emptive rights to subscribe for or to purchase any stock, obligations or other securities of 3DIcon.

Incentive Stock Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Incentive Stock Plan

Note 6 – Incentive Stock Plan

In January 2011 the Company established the 3DIcon Corporation 2011 Equity Incentive Stock Plan (the "2011 EIP"). The total number of shares of stock which may be purchased or granted directly by options, stock awards or restricted stock purchase offers, or purchased indirectly through exercise of options granted under the 2011 EIP shall not exceed one hundred million (100,000,000) shares.  The shares are included in a registration statement filed January 14, 2011. Shares totaling 10,525,369 were issued from the 2011 EIP during the period ended March 31, 2012 for services rendered and to satisfy accounts payable to the Company. There are currently 24,054,365 shares available for issuance under the 2011 EIP.

Note 10 – Incentive Stock Plan

In September 2009 the Company established the 3DIcon Corporation 2009 Incentive Stock Plan (the "2009 Plan"). The total number of shares of stock which may be purchased or granted directly by options, stock awards or restricted stock purchase offers, or purchased indirectly through exercise of options granted under the 2009 Plan shall not exceed 50,737,115 shares. The shares are included in a registration statement filed September 23, 2009. Shares totaling 14,422,012 and 36,315,103 were issued from the Plan during the years ended December 31, 2010 and 2009, respectively, for services rendered to the Company. There are no shares remaining for issuance under the 2009 Plan.

In February 2010 the Company established the 3DIcon Corporation 2010 Incentive Stock Plan (the "2010 Plan"). The total number of shares of stock which may be purchased or granted directly by options, stock awards or restricted stock purchase offers, or purchased indirectly through exercise of options granted under the 2010 Plan shall not exceed seventy-five million (75,000,000) shares. The shares are included in a registration statement filed February 26, 2010. Shares totaling 3,089,027 and 71,910,973 were issued from the 2010 Plan during the years ended December 31, 2011 and 2010, respectively, for services rendered and to satisfy accounts payable to the Company. There are no shares remaining for issuance under the 2010 Plan.

In June 2010 the Company established the 3DIcon Corporation 2010 Equity Incentive Stock Plan (the "2010 EIP"). The total number of shares of stock which may be purchased or granted directly by options, stock awards or restricted stock purchase offers, or purchased indirectly through exercise of options granted under the 2010 EIP shall not exceed sixty million (60,000,000) shares. The shares are included in a registration statement filed June 24, 2010. Shares totaling 1,490,672 and 58,509,328 were issued from the 2010 EIP during the years ended December 31, 2011 and 2010, respectively, for services rendered and to satisfy accounts payable to the Company. There are no shares available for issuance under the 2010 EIP.

In January 2011 the Company established the 3DIcon Corporation 2011 Equity Incentive Plan (the "2011 EIP"). The 2011 EIP is designed to retain directors, executives and selected employees and consultants and reward them for making contributions to the success of the Company. These objectives are accomplished by making long-term incentive awards under the 2011 EIP thereby providing participants with a proprietary interest in the growth and performance of the Company. The total number of shares of stock which may be purchased or granted directly by options, stock awards or restricted stock purchase offers, or purchased indirectly through exercise of options granted under the 2011 EIP shall not exceed one hundred million (100,000,000) shares. The shares are included in a registration statement filed January 14, 2011. Shares totaling 53,893,572 were issued from the 2011 EIP for services rendered and to satisfy accounts payable to the Company. There are currently 46,106,428 shares available for issuance under the 2011 EIP.

Office Lease	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Office Lease

Note 7 – Office Lease

The Company signed an Office Lease Agreement (the “Lease Agreement”) on April 24, 2008. The Lease Agreement commenced on June 1, 2008 and expired June 1, 2011. On March 8, 2011 the Lease Agreement was amended to extend the expiration date to May 31, 2012.  At March 31, 2012, minimum future lease payments to be paid through May 31, 2012 under the non-cancelable operating lease for office space are $4,629.

Note 11 – Office Lease

The Company signed an Office Lease Agreement (the “Lease Agreement”) on April 24, 2008. The Lease Agreement commenced on June 1, 2008 and expired June 1, 2011. On March 8, 2011 the Lease Agreement was amended to extend the expiration date to May 31, 2012.  At December 31, 2011, minimum future lease payments to be paid through May 31, 2012 under the non-cancelable operating lease for office space are $11,573.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 12 – Income Taxes

At December 31, 2011 and 2010, the Company had accumulated net operating losses of approximately $13,000,000 and $11,000,000, respectively, available to reduce future federal and state taxable income. Unless utilized, the loss carry forward amounts will begin to expire in 2013.

Deferred tax assets resulting from the operating loss carry forward, are reduced by a valuation allowance.

The deferred tax asset consisted of the following:

	December 31,	December 31,
	2011	2010
Loss carry forward amount	$13,000,000	$11,000,000
Effective tax rate	38%	38%
Deferred tax asset	4,940,000	4,180,000
Less valuation allowance	(4,940,000)	(4,180,000)
Net deferred taxes	$—	$—

Related Party Transaction	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transaction

Note 8 – Related Party Transaction

3DIcon has engaged the law firm of Newton, O’Connor, Turner & Ketchum as its outside corporate counsel since 2005. John O’Connor, a director of 3DIcon, is the Chairman of Newton, O’Connor, Turner & Ketchum.   During the periods ended March 31, 2012 and 2011, the Company incurred legal fees to Newton, O’Connor, Turner & Ketchum in the amount of $1,479 and $29,461, respectively.

Note 13 – Related Party Transaction

3DIcon engaged the law firm of Newton, O'Connor, Turner & Ketchum as its outside corporate counsel from 2005 through 2008 and for certain legal services subsequent to 2008.  John O'Connor, a director of 3DIcon, is the Chairman of Newton, O'Connor, Turner & Ketchum. During the years ended December 31, 2011 and 2010, the Company incurred legal fees to Newton, O'Connor, Turner & Ketchum in the amount of $61,570 and $22,287 respectively.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events

Note 9 – Subsequent Events

Reverse Stock Split

On April 27, 2012, 3DIcon Corporation, an Oklahoma corporation filed an Amended Certificate of Incorporation to effect a 1-for-35 reverse split of the Company’s common stock. The reverse stock split was announced by Financial Industry Regulatory Authority on April 26, 2012 and became effective on April 27, 2012. As previously reported on the Company’s Current Report on Form 8-K, filed on October 20, 2011, this action followed a stockholder vote at the Company’s annual meeting of the stockholders of the Company, which vote authorized the Company’s Board of Directors to effect a reverse stock split of the Company’s authorized, issued and outstanding common stock.

On April 27, 2012, the effective date, every 35 shares of the Company’s issued and outstanding common stock were combined into one share of common stock. The Company did not issue any fractional shares in connection with the reverse stock split. Stockholders of record who otherwise would have been entitled to receive fractional shares will be entitled, upon surrender to our transfer agent of certificates representing such shares, cash in lieu thereof.

Debentures payable

In accordance with the terms of the Second Debenture an event of default occurs if the common stock of the Company trades at a price per share of $0.21 or lower. The trading price was at $0.21 or lower on several occasions during the period ended March 31, 2012 and subsequent to March 31, 2012.  On each of the occasions Golden State, by letter agreements, agreed that the occasions did not constitute a default and thereby waived the default provision for the occasions.

Subsequent to March 31, 2012 Golden State advanced $100,000 of warrant exercise advances on the 4.75% convertible debenture.

Common stock issued for services and liabilities

Subsequent to March 31, 2012 post-split shares of common stock totaling 102,041 were issued for consulting services for which the Company recognized $15,750 of expense. Additionally post-split shares totaling 1,005,724 we issued for accounts payable for which the Company reduced the accounts payable liability by $376,850.

Equity Incentive Stock Plan

In April 2012 the Company established the 3DIcon Corporation 2012 Equity Incentive Plan (the "2012 EIP"). The total number of shares of stock which may be purchased or granted directly by options, stock awards or restricted stock purchase offers, or purchased indirectly through exercise of options granted under the 2012 EIP shall not exceed five million (5,000,000) post-split shares.  The shares are included in a registration statement filed May 3, 2012. Post-split shares totaling 1,107,765 were issued from the 2012 EIP subsequent to March 31, 2012 for services rendered and to satisfy accounts payable to the Company. There are currently 3,892,235 shares available for issuance under the 2012 EIP.

Civil Action Complaint

As previously disclosed, on April 2, 2012, the Company was served with a Summons and Complaint (the “Complaint”) for a civil action involving a billing dispute.  The Complaint was filed by Advanced Optical Technologies, Inc. (“AOT”) in the Second Judicial District Court of New Mexico, County of Bernalillo.  On May 11, 2012, the Company and AOT entered a settlement agreement pursuant to which the parties agreed to discontinue all legal proceedings and AOT agreed to take all legal action to withdraw the Complaint.  In connection therewith, the Company agreed to pay AOT $95,125.

Note 14 – Subsequent Events

Debentures payable

In accordance with the terms of the Second Debenture an event of default occurs if the common stock of the Company trades at a price per share of $0.21 or lower. The trading price was at $0.21 or lower on several occasions during the period ended December 31, 2011 and subsequent to December 31, 2011. On each of the occasions Golden State, by separate letter agreements, agreed that the occasions did not constitute a default and thereby waived the default provision for the occasions.

Subsequent to December 31, 2011 Golden State converted $1,664 of the 4.75% convertible debenture into 25,049,954 shares of common stock at $0.00007 per share and exercised 16,635 warrants at $10.90 per share for $181,322 and advanced $100,000 for future exercise of warrants under the terms of the securities purchase agreements.

Common stock and paid in capital

Shares of common stock totaling 10,651,232 were issued in payment of $78,863 in legal and consulting fees under the terms of our agreements for service during 2011 and 2012.

OCAST Grant

The Company received approval for our no cost extension request for the second year of the contract and, with the new modification, the second year ends on August 31, 2012.

Employment contracts

On March 19, 2012 the Company announced that Sidney Aroesty would resign as CEO and join the Board of Directors. The Board appointed display industry veteran Mark Willner as CEO with an annual salary of $180,000.

Dr. George Melnik was appointed the new Senior Technical Advisor with an annual salary of $144,000. Dr. Hakki Refai as Chief Technical Officer.

Civil Action Complaint

On April 2, 2012, the Company was served with a Summons and Complaint (the “Complaint”) for a civil action filed by Advanced Optical Technologies, Inc. (“AOT”) in the Second Judicial District Court of New Mexico, County of Bernalillo. In the Complaint, AOT alleged that the Company owed and refused to pay the amount of $90,124.91 for services performed by AOT through December 28, 2011 and AOT also asserted a fraud claim. The Company believes the allegations in the Complaint to be without merit. Nevertheless, the Company made efforts to resolve the dispute with AOT and believed the matter to be resolved, subject to documentation. The Company intends to aggressively defend the claims set forth in the Complaint.

Uncertainties and Use of Estimates	3 Months Ended
Mar. 31, 2012
Uncertainties and Use of Estimates

Note 1 – Uncertainties and Use of Estimates

Basis of Presentation

The accompanying financial statements of 3DIcon Corporation (the “Company”) have been prepared without audit pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations. The Company believes that the disclosures made are adequate to make the information presented not misleading. These financial statements should be read in conjunction with the Company's year-end audited financial statements and related footnotes included in the previously filed 10-K. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, necessary to present fairly the financial position of the Company as of March 31, 2012, and the statements of its operations for the three months ended March 31, 2012 and 2011, and the period from inception (January 1, 2001) to March 31, 2012, and cash flows for the three month periods ended March 31, 2012 and 2011, and the period from inception (January 1, 2001) to March 31, 2012, have been included. The results of operations for interim periods may not be indicative of the results which may be realized for the full year.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and the disclosure of contingent assets and liabilities. Actual results could differ from the estimates and assumptions used.

Revenue Recognition

Revenues from software license fees are accounted for in accordance with Accounting Standards Codification (“ASC”) 985-605, “Software Revenue Recognition”.  The Company recognizes revenue when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the sales price is fixed or determinable; and (iv) collectability is reasonably assured.

Grant revenue is recognized when earned.

Recent Accounting Pronouncements

Based on management's assessment no new accounting standards, if adopted, would have a material impact on the accompanying financial statements.

Uncertainties

The accompanying financial statements have been prepared on a going concern basis.  The Company is in the development stage and has insufficient revenue and capital commitments to fund the development of its planned product and to pay operating expenses.

The Company has realized a cumulative net loss of $16,798,827 for the period from inception (January 1, 2001) to March 31, 2012, and a net loss of $377,707 and $356,608 for the three months ended March 31, 2012 and 2011, respectively.

The ability of the Company to continue as a going concern during the next year depends on the successful completion of the Company's capital raising efforts to fund the development of its planned products.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management plans to fund the future operations of the Company with existing cash, grants and investor funding. Under the terms of the Golden State debentures, as further described in Note 4, Golden State may advance an additional $378,787.  The additional advance would be available if the Company filed a registration statement; however, the Company does not plan to file such registration statement. In addition, pursuant to the 4.75% Convertible Debenture due in December 2014, beginning in November 2007, Golden State is obligated to submit conversion notices in an amount such that Golden State receives 1% of the outstanding shares of the Company every calendar quarter for a period of one year.  In connection with each conversion, Golden State is expected to exercise warrants equal to ten times the amount of principal converted.  The warrants are exercisable at $10.90 per share.  The number of warrants exercisable is subject to certain beneficial ownership limitations contained in the 4.75% Convertible Debenture (“the Beneficial Ownership Limitations”).  The Beneficial Ownership Limitations prevent Golden State from converting on the 4.75% Convertible Debenture or exercising warrants if such conversion or exercise would cause Golden State’s holdings to exceed 9.99% of the Company’s issued and outstanding common stock.  Subject to the Beneficial Ownership Limitations, Golden State is required to convert $3,000 of the 4.75% Convertible Debenture and exercise 30,000 warrants per month.  Based upon our current stock price, our issued and outstanding shares as of March 31, 2012 and ignoring the impact of the Beneficial Ownership Limitations, the Company may receive up to $981,000 in funding from Golden State as a result of warrant exercises during the year ended December 31, 2012. During the three months ended March 31, 2012, the Company received $364,780 in funding under the terms of the 4.75% Convertible Debenture (see Note 4).

The Company was approved for a matching grant from Oklahoma Center for the Advancement of Science and Technology (“OCAST”) on November 19, 2008 in the amount of approximately $300,000.  There remains $51,836 of grant funds to be provided through the end of the grant period, August 31, 2012.  (see Note 3)

Additionally, the Company is continuing to pursue financing through private offerings of debt or common stock.